Taxation - Summary of Profit Before Tax (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit Before Tax [Line Items]
Profit before income tax	¥ 6,045	¥ 4,373	¥ 3,632
Foreign Countries
Profit Before Tax [Line Items]
Profit before income tax	311	219	(5)
Country of Domicile
Profit Before Tax [Line Items]
Profit before income tax	¥ 5,734	¥ 4,154	¥ 3,637